Investment Objectives and Goals - Yorkville America Anti-Debasement Index ETF	Oct. 19, 2026
Prospectus [Line Items]
Risk/Return [Heading]	YA Columbus Macro Anti-Debasement Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the MarketVector™ Anti-Debasement Index.